Subsidiary undertakings and related party transactions	12 Months Ended
Mar. 31, 2018
Subsidiary undertakings and related party transactions
Subsidiary undertakings and related party transactions

26.         Subsidiary undertakings and related party transactions

The following is the principal subsidiary undertaking of Ryanair Holdings plc:

	Effective date of	Registered	Nature of
Name	acquisition/incorporation	Office	Business

Ryanair DAC (a)	23/08/1996 (acquisition)	Airside Business Park, Swords, Co. Dublin, Ireland	Airline operator

(a)	Ryanair DAC is wholly owned by Ryanair Holdings plc.

Information regarding all other subsidiaries will be filed with the Company’s next Irish Annual Return as provided for by Section 316(1) of the Irish Companies Act, 2014.

In accordance with the basis of consolidation policy, as described in Note 1 of these consolidated financial statements, the subsidiary undertaking referred to above has been consolidated in the financial statements of Ryanair Holdings plc for the years ended March 31, 2018, 2017 and 2016.

The total amount of remuneration paid to senior key management (defined as the Executive team reporting to the Board of Directors) amounted to €9.7 million in the fiscal year ended March 31, 2018 (2017: €10.5 million; 2016: €10.3 million), the majority of which comprises short-term employee benefits.

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2018	2017	2016
	€M	€M	€M
Basic salary and bonus	6.7	7.5	7.0
Pension contributions	0.2	0.2	0.2
Share-based compensation expense	2.8	2.8	3.1
	9.7	10.5	10.3